Significant subsequent events	12 Months Ended
Mar. 31, 2020
Significant subsequent events
29. Significant subsequent events:
Plant suspensions -
For reasons such as government directives as well as anticipated reduced demand for its vehicles due to the global spread of
COVID-19,

Toyota had continued
after April 2020 to
suspend temporarily the production of automobiles and components at selected plants in Japan and overseas. Production is subsequently being resumed. It is uncertain how this suspension will affect Toyota’s financial results.
Borrowing funds -
Taking into consideration its funding plans, which take into account the risk that
COVID-19
will have a prolonged impact, and market trends, in April 2020 Toyota entered into loan agreements and borrowed funds in an aggregate amount of ¥
1,250,000
 million with multiple domestic financial institutions. The interest rates under the loan agreements are approximately the same as

prevailing
market rates, and the tenor of the loans are around one year. None of these agreements has collateral or other material covenant provisions.